8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of Stock option transactions

Stock option transactions are summarized as follows:

	2019		2018		2017
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	2,525,000	$ 1.00	2,425,000	$ 1.00	2,456,407	$ 3.84
Granted	100,000	$ 1.00	100,000	$ 1.00	2,425,000	$ 1.00
Cancelled	-	-	-	-	(2,456,407)	$ 3.84
Exercised	-	-	-	-	-	-

Outstanding, end of year	2,625,000	$ 1.00	2,525,000	$ 1.00	2,425,000	$ 1.00

Options exercisable, end of year	2,625,000	$ 1.00	2,525,000	$ 1.00	2,425,000	$ 1.00

Weighted average remaining life of outstanding options granted in years		2.52		3.44		4.46

Weighted average fair value per option granted		$ 0.75		$ 0.66		$ 0.81